Segment Reporting - Schedule of Segment Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Operating Segments [Line Items]
Segment liabilities	$ 107,650,890	$ 121,248,197
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment liabilities	44,244,870	44,838,601
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment liabilities		7,964,870
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment liabilities	$ 63,406,020	$ 68,444,726